Stock-Based Compensation - Additional information (Details) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Intrinsic value of options exercised		$ 2,096
Incremental stock based compensation recognizable on event of business combination	$ 1,400	$ 1,400
Expected Additional Stock Based Compenastion to Recognize Associated With Number Of Options Vest Based On Liquidity And Service Condition	439,678
Number Of Options Not Vested On Which Performance Condition Not Met	439,678	439,678
Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	29,752,443	29,752,443
Performance Based Options [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based payment award fair value assumptions grant date fair value on high level of performance	$ 200	$ 200
Share based payment award fair value assumptions grant date modification fair value	2,100	$ 2,100
Share-based compensation arrangement by share based payment award modified vesting date		Mar. 31, 2022
Share based payment award fair value assumptions grant date fair value on non probable outcome	$ 0	$ 0
2012 Stock Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	30,555,461	30,555,461	30,555,461
Share based compensation arrangement by share based payment award number of shares available for granted	2,556,608	2,556,608	7,592,252
Share based compensation arrangement by Share based payment award purchase price of fair market value Common Stock Percent		100.00%	100.00%
Award expiration period		10 years	10 years
Vested in Period, Fair Value		$ 25,000	$ 11
2012 Stock Incentive Plan [Member] | Independent Directors [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Vested in Period, Fair Value		$ 84
2012 Stock Incentive Plan [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted average grant date fair value of stock options granted		$ 1.28	$ 0.40
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 9,400	$ 9,400
Share based payment arrangement nonvested award cost not yet recognized period for recognition		2 years 10 months 24 days
Intrinsic value of options exercised		$ 2,100	$ 100
Restricted stock awards granted		131,925
2012 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		5 years
2012 Stock Incentive Plan [Member] | Maximum [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		4 years
2012 Stock Incentive Plan [Member] | Minimum [Member] | Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Award vesting period		2 years